UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

August 31, 2014

1.805761.110

CTM-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 51.0%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.3% 9/5/14, VRDN (b)(e)	$ 1,100,000	$ 1,100,000
Connecticut - 49.9%
Austin Trust Various States Participating VRDN Series BA 08 1086, 0.1% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	2,000,000	2,000,000
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.05% 9/5/14, LOC Citibank NA, VRDN (b)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.37% 9/5/14, LOC RBS Citizens NA, VRDN (b)(e)	5,000,000	5,000,000
Series 2004 B, 0.32% 9/5/14, LOC RBS Citizens NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig. Participating VRDN:
Series MT 842, 0.05% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	6,615,000	6,615,000
Series Putters 3996, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000,000	10,000,000
Series Putters 4382, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,630,000	6,630,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Choate Rosemary Hall Proj.) Series D, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	1,950,000	1,950,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.05% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	14,090,000	14,090,000
(Gaylord Hosp. Proj.) Series B, 0.1% 9/5/14, LOC Bank of America NA, VRDN (b)	15,340,000	15,340,000
(Greenwich Hosp. Proj.) Series C, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	31,230,000	31,230,000
(Griffin Hosp. Proj.) Series C, 0.03% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	20,850,000	20,850,000
(Hamden Hall Country Day School Proj.) Series A, 0.14% 9/5/14, LOC RBS Citizens NA, VRDN (b)	16,605,000	16,605,000
(Hosp. for Spl. Care Proj.) Series E, 0.05% 9/5/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	5,850,000	5,850,000
(Masonicare Corp. Proj.) Series C, 0.07% 9/5/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	70,175,000	70,175,000
(Ridgefield Academy Proj.) Series A, 0.06% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	9,900,000	9,900,000
(Sacred Heart Univ. Proj.) Series F, 0.06% 9/5/14, LOC Bank of America NA, VRDN (b)	18,135,000	18,135,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Trinity College Proj.) Series L, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 9,740,000	$ 9,740,000
(Wesleyan Univ. Proj.) Series H, 0.03% 9/5/14, VRDN (b)	10,705,000	10,705,000
(Yale Univ. Proj.):
Series T2, 0.03% 9/5/14, VRDN (b)	13,700,000	13,700,000
Series U1, 0.03% 9/5/14, VRDN (a)(b)	32,025,000	32,025,000
Series U2, 0.03% 9/5/14, VRDN (b)	13,560,000	13,560,000
Series X2, 0.03% 9/5/14, VRDN (b)	11,335,000	11,335,000
Participating VRDN:
Series BA 08 1080, 0.07% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	13,114,000	13,114,000
Series BBT 08 32, 0.05% 9/5/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	14,225,000	14,225,000
Series EGL 7 05 3031, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	51,400,000	51,400,000
Series Floaters 13 TP, 0.04% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	29,200,000	29,200,000
Series MS 06 1884, 0.05% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,715,000	2,715,000
Series Putters 2862, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,740,000	7,740,000
Series Putters 3363, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,630,000	5,630,000
Series ROC II R 11854, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	12,910,000	12,910,000
Series Solar 07 27, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	25,410,000	25,410,000
Series 2007 B, 0.07% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	11,880,000	11,880,000
Series 2007 D, 0.1% 9/5/14, LOC Bank of America NA, VRDN (b)	10,215,000	10,215,000
Series 2011 B, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)	69,575,000	69,575,000
Series 2013 H, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	6,000,000	6,000,000
Series 2013 O, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	50,000,000	50,000,000
Series 2014 C, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	71,125,000	71,125,000
Series 2014 D, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	101,745,000	101,745,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.):
Series 2008, 0.03% 9/5/14, LOC HSBC Bank U.S.A., NA, VRDN (b)	$ 10,090,000	$ 10,090,000
Series 2010, 0.05% 9/5/14, LOC HSBC Bank U.S.A., NA, VRDN (b)	3,800,000	3,800,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	19,300,000	19,300,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	8,000,000	8,000,000
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	31,295,000	31,295,000
		896,399,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.24% 9/5/14, VRDN (b)	500,000	500,000
Series 2010 B1, 0.27% 9/5/14, VRDN (b)	2,800,000	2,800,000
		3,300,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.3% 9/5/14, VRDN (b)(e)	1,100,000	1,100,000
New Jersey - 0.4%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000,000	4,000,000
Series Putters 4462, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,900,000	2,900,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.18% 9/5/14, VRDN (b)	300,000	300,000
		7,200,000
New York - 0.1%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.13% 9/5/14, LOC RBS Citizens NA, VRDN (a)(b)	1,200,000	1,200,000
Texas - 0.4%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 9/2/14, VRDN (b)	3,200,000	3,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.): - continued
Series 2004, 0.19% 9/5/14, VRDN (b)(e)	$ 700,000	$ 700,000
Series 2009 A, 0.19% 9/2/14, VRDN (b)	1,400,000	1,400,000
Series 2010 C, 0.19% 9/2/14, VRDN (b)	1,320,000	1,320,000
		6,620,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $916,919,000)		916,919,000
Other Municipal Debt - 33.1%

Connecticut - 32.8%
Bethel Gen. Oblig. BAN Series 2014 B, 1% 11/20/14	4,765,000	4,774,157
Bloomfield Gen. Oblig. BAN 1.25% 10/31/14	5,000,000	5,008,629
Branford Gen. Oblig. Bonds (The Rfdg. & Cap. Projs.) 2% 8/1/15	2,385,000	2,425,305
Brookfield Gen. Oblig. BAN Series 2013, 1.25% 11/20/14	4,630,000	4,640,735
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.26% tender 9/25/14, CP mode	9,000,000	9,000,000
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	21,645,000	21,994,820
Series 2001 C, 5.5% 12/15/14	10,550,000	10,711,743
Series 2004 D, 5% 12/1/14	1,365,000	1,381,649
Series 2005 C:
4% 6/1/15 (Pre-Refunded to 6/1/15 @ 100)	5,750,000	5,916,514
5% 6/1/15	800,000	828,625
Series 2005 D, 5% 11/15/14	5,300,000	5,352,892
Series 2006 D, 5% 11/1/14	1,115,000	1,123,866
Series 2007 B, 5% 5/1/15	6,450,000	6,657,274
Series 2007 C, 0.28% 9/15/14 (b)	1,250,000	1,250,090
Series 2010 C, 5% 12/1/14	8,750,000	8,855,750
Series 2012 F, 4% 9/15/14	8,705,000	8,717,699
Series 2013 C, 5% 7/15/15	9,000,000	9,377,395
Series 2014 C:
1% 12/15/14	18,300,000	18,347,708
2% 6/15/15	17,900,000	18,163,013
Series Putters 4467, 0.11%, tender 10/30/14 (Liquidity Facility JPMorgan Securities LLC) (b)(f)(g)	4,645,000	4,645,000
5% 3/15/15	1,000,000	1,025,930
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Yale Univ. Proj.):
Series 2010 A4, 2.5%, tender 2/12/15 (b)	$ 5,100,000	$ 5,153,983
Series S1, 0.06% tender 9/10/14, CP mode	15,000,000	15,000,000
Series S2:
0.06% tender 9/2/14, CP mode	18,000,000	18,000,000
0.06% tender 9/4/14, CP mode	10,350,000	10,350,000
0.07% tender 10/6/14, CP mode	13,640,000	13,640,000
Series 2010 A4, 5%, tender 2/12/15 (b)	9,135,000	9,333,465
Series 2013 N, 5% 11/1/14	2,350,000	2,368,655
Series 2014 E, 3% 7/1/15	2,225,000	2,277,398
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2005 A, 5% 7/1/15	2,250,000	2,340,633
Series 2008 1, 4.25% 2/1/15	950,000	966,347
Series 2009 1:
4% 2/1/15	700,000	711,021
5% 2/1/15	12,900,000	13,160,697
Series 2009 A, 5% 12/1/14	3,750,000	3,794,914
Series 2010 C, 3% 11/1/14	6,330,000	6,360,509
Series 2011 A, 5% 12/1/14	135,000	136,568
Series 2011 B, 5% 12/1/14	8,935,000	9,043,179
Series 2012 A, 5% 1/1/15	3,000,000	3,048,506
Series 2013 A, 2% 10/1/14	18,570,000	18,597,766
5% 1/1/15	1,000,000	1,016,142
Danbury Gen. Oblig. BAN 1% 7/23/15	11,600,000	11,689,732
Easton Gen. Oblig. BAN 0.5% 1/15/15	6,996,000	7,006,577
Greenwich Gen. Oblig. BAN 1% 1/22/15	65,000,000	65,221,139
Griswold Gen. Oblig. BAN 0.75% 5/5/15	5,800,000	5,822,271
Guilford Gen. Oblig.:
BAN 1% 8/11/15	17,800,000	17,945,678
Bonds 2% 8/1/15	1,300,000	1,321,367
Hartford County Metropolitan District Gen. Oblig.:
BAN:
Series E, 0.75% 3/23/15	15,000,000	15,054,221
Series F, 1.125% 12/5/14	18,200,000	18,248,756
1% 3/23/15	10,000,000	10,049,969
Bonds:
Series 2014 A, 3% 8/1/15	1,885,000	1,934,440
Series 2014 B, 2% 5/1/15	1,185,000	1,199,788
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN 1.25% 1/7/15	7,825,000	7,854,305
Milford Gen. Oblig. BAN 0.5% 11/10/14	17,495,000	17,508,256
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
New Milford Gen. Oblig.:
BAN 0.75% 4/23/15	$ 10,905,000	$ 10,950,334
Bonds Series 2004, 5% 1/15/15	1,025,000	1,043,297
Oxford Gen. Oblig. BAN 1% 7/23/15	6,285,000	6,333,035
Redding Gen. Oblig. BAN 1% 9/18/14	5,638,000	5,640,198
Rocky Hill Gen. Oblig. BAN 0.5% 10/15/14	8,100,000	8,103,587
Southington Gen. Oblig. BAN 1% 1/27/15	20,000,000	20,068,796
Stamford Gen. Oblig. Bonds:
Series 2011 B, 5% 12/15/14	2,000,000	2,027,940
Series 2013C, 3% 7/1/15	1,000,000	1,023,800
5% 8/15/15	2,500,000	2,615,433
Thomaston Gen. Oblig. BAN 0.5% 11/6/14	7,200,000	7,204,752
Trumbull Gen. Oblig. BAN 1.25% 9/5/14	9,521,000	9,522,092
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2009 A, 4% 2/15/15	1,150,000	1,170,092
Series 2010 A, 5% 2/15/15	1,200,000	1,226,532
Series 2014 A, 2% 2/15/15	5,450,000	5,496,512
Univ. of Connecticut Rev. Bonds Series 2012 A, 2% 11/15/14	2,175,000	2,183,403
Watertown Gen. Oblig. BAN 1% 3/26/15	9,700,000	9,747,540
Windsor Locks Gen. Oblig. BAN 1.5% 6/25/15	2,580,000	2,607,214
Wolcott Gen. Oblig. BAN:
0.5% 10/23/14	4,000,000	4,001,931
1.25% 10/23/14	12,325,000	12,342,149
Woodbridge Gen. Oblig. BAN 1% 7/23/15	9,895,000	9,971,510
		589,635,223
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.22% tender 9/16/14, CP mode	1,300,000	1,300,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.26% tender 9/25/14, CP mode (e)	1,800,000	1,800,000
		3,100,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 9/17/14, CP mode (e)	1,100,000	1,100,000
Other Municipal Debt - continued
	Principal Amount	Value
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 9/18/14, CP mode (e)	$ 600,000	$ 600,000
TOTAL OTHER MUNICIPAL DEBT (Cost $594,435,223)		594,435,223
Investment Company - 15.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.05% (c)(d) (Cost $273,091,003)	273,091,003	273,091,003
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,784,445,226)		1,784,445,226
NET OTHER ASSETS (LIABILITIES) - 0.7%		12,009,285
NET ASSETS - 100%		$ 1,796,454,511
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security sold on a delayed delivery basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,645,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Connecticut Gen. Oblig. Bonds Series Putters 4467, 0.11%, tender 10/30/14 (Liquidity Facility JPMorgan Securities LLC)	7/31/14	$ 4,645,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 115,780
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2014, the cost of investment securities for income tax purposes was $1,784,445,226.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

August 31, 2014

1.805778.110

SNJ-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.3%
	Principal Amount	Value
Arizona - 0.7%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 23, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	$ 1,285,000	$ 1,285,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.29% 9/5/14, VRDN (a)	1,500,000	1,500,000
		2,785,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.23% 9/5/14, VRDN (a)	200,000	200,000
Florida - 0.4%
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.07% 9/5/14, LOC Bank of America NA, VRDN (a)	1,440,000	1,440,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.24% 9/5/14, VRDN (a)	300,000	300,000
Series 2010 B1, 0.27% 9/5/14, VRDN (a)	1,500,000	1,500,000
		1,800,000
New Jersey - 42.2%
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,990,000	5,990,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.07% 9/5/14, LOC Bank of New York, New York, VRDN (a)	27,705,000	27,705,000
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,800,000	3,800,000
Series Putters 4462, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,800,000	3,800,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.06% 9/5/14, LOC Citibank NA, VRDN (a)	5,400,000	5,400,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (Natural Gas Co. Proj.) Series 2011 A, 0.05% 9/2/14, VRDN (a)	3,400,000	3,400,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.04% 9/5/14, LOC Bank of America NA, VRDN (a)	23,475,000	23,475,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(AHS Hosp. Corp. Proj.): - continued
Series 2008 C, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 11,235,000	$ 11,235,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.04% 9/5/14, LOC PNC Bank NA, VRDN (a)	825,000	825,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	6,835,000	6,835,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (a)	4,900,000	4,900,000
Series 2013 B, 0.03% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	6,200,000	6,200,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	9,300,000	9,300,000
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	16,300,000	16,300,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	18,890,000	18,890,000
Series 2009 D, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	12,600,000	12,600,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.18% 9/5/14, VRDN (a)	1,800,000	1,800,000
		162,455,000
Pennsylvania, New Jersey - 13.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.04% 9/5/14, LOC Bank of America NA, VRDN (a)	2,300,000	2,300,000
Series 2008 B, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (a)	20,390,000	20,390,000
Series 2010 A, 0.04% 9/5/14, LOC Royal Bank of Canada, VRDN (a)	7,100,000	7,100,000
Series 2010 B, 0.04% 9/5/14, LOC Barclays Bank PLC, VRDN (a)	16,600,000	16,600,000
Series 2010 C, 0.04% 9/5/14, LOC Bank of New York, New York, VRDN (a)	4,090,000	4,090,000
		50,480,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.4%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.13% 9/5/14, LOC RBS Citizens NA, VRDN (a)	$ 600,000	$ 600,000
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.1% 9/5/14, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
		1,600,000
New York And New Jersey - 10.5%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 3249, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	500,000	500,000
Series MS 3264, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,650,000	7,650,000
Series Putters 1546, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,385,000	8,385,000
Series ROC II R 664, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	4,885,000	4,885,000
Series 1992 2, 0.1% 9/29/14, VRDN (a)(e)	6,900,000	6,900,000
Series 1997 1, 0.1% 9/29/14, VRDN (a)(e)	8,400,000	8,400,000
Series 1997 2, 0.1% 9/29/14, VRDN (a)(e)	3,900,000	3,900,000
		40,620,000
North Carolina - 0.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 9/5/14, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
Tennessee - 0.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	1,115,000	1,115,000
Texas - 1.0%
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	2,000,000	2,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.19% 9/2/14, VRDN (a)	1,800,000	1,800,000
		3,800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $266,895,000)		266,895,000
Other Municipal Debt - 19.4%
	Principal Amount	Value
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.22% tender 9/16/14, CP mode	$ 300,000	$ 300,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.25% tender 9/25/14, CP mode	800,000	800,000
Series 1993 B, 0.37% tender 9/18/14, CP mode	1,100,000	1,100,000
		1,900,000
New Jersey - 17.1%
Bergen County Gen. Oblig. BAN 1% 12/30/14	2,800,000	2,808,428
Chester Township Gen. Oblig. BAN 1% 2/20/15	600,000	602,115
Cliffside Park Gen. Oblig. BAN 1% 7/24/15	1,400,000	1,409,603
Clinton Township BAN 1.25% 1/29/15	1,005,000	1,008,588
Denville Township BAN 1.25% 10/16/14	1,081,480	1,082,716
Edgewater Gen. Oblig. BAN 1% 7/24/15	1,500,000	1,510,895
Englewood Gen. Oblig. BAN 1% 5/1/15	2,900,000	2,915,925
Essex County Gen. Oblig. BAN Series 2013 A, 1% 9/24/14	10,780,000	10,785,558
Essex County Impt. Auth. Rev. Bonds (Rfdg. Proj.) Series 2013, 2% 12/15/14	1,700,000	1,708,930
Fair Lawn Gen. Oblig. BAN 1.25% 9/19/14	1,500,000	1,500,708
Florham Park Gen. Oblig. BAN 1.25% 10/23/14	1,334,000	1,335,857
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	3,800,000	3,824,093
Hoboken Gen. Oblig. BAN:
Series 2014 A, 1% 3/18/15	3,900,000	3,918,172
Series 2014 B, 1% 3/18/15	605,000	607,651
Hopatcong Borough Gen. Oblig. BAN:
1% 9/15/14	1,598,000	1,598,452
1% 7/31/15	3,227,000	3,246,048
Mahwah Township Gen. Oblig. BAN 1.25% 10/10/14	1,000,000	1,001,076
Millburn Township Gen. Oblig. BAN:
1% 6/19/15	1,175,000	1,181,342
1.25% 2/6/15	840,000	843,150
Monmouth County Impt. Auth. Rev. BAN Series 2013, 2% 12/4/14 (Monmouth County Guaranteed)	1,600,000	1,607,400
Morris Plains BAN 1% 11/17/14	800,000	801,297
North Brunswick Township Gen. Oblig. BAN Series 2014, 1% 8/3/15	3,800,000	3,830,377
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2013, 1.25% 10/1/14	4,600,000	4,603,959
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	4,200,000	4,212,877
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Robbinsville Township Gen. Oblig. BAN Series 2014 A, 1% 8/3/15	$ 2,300,000	$ 2,317,961
South River Borough Gen. Oblig. BAN 1.25% 12/17/14	2,296,000	2,301,089
Springfield Township Gen. Oblig. BAN 1% 8/7/15	1,305,000	1,313,850
Verona Township Gen. Oblig. BAN 1% 7/24/15	1,100,000	1,107,744
Watchung Gen. Oblig. BAN 1.25% 2/27/15	800,000	803,674
		65,789,535
New York And New Jersey - 1.7%
Port Auth. of New York & New Jersey:
Series 2014 B, 0.09% 9/4/14, CP	505,000	505,000
Series B:
0.06% 10/20/14, CP	2,100,000	2,100,000
0.07% 11/13/14, CP	900,000	900,000
0.09% 12/11/14, CP	600,000	600,000
0.09% 12/18/14, CP	800,000	800,000
0.1% 10/15/14, CP	1,211,000	1,211,000
0.1% 10/8/14, CP	600,000	600,000
		6,716,000
TOTAL OTHER MUNICIPAL DEBT (Cost $74,705,535)		74,705,535
Investment Company - 11.2%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.05% (b)(c) (Cost $43,280,000)	43,280,000	43,280,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $384,880,535)		384,880,535
NET OTHER ASSETS (LIABILITIES) - 0.1%		409,777
NET ASSETS - 100%		$ 385,290,312
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,200,000 or 5.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 2, 0.1% 9/29/14, VRDN	2/14/92	$ 6,900,000
Port Auth. of New York & New Jersey Series 1997 1, 0.1% 9/29/14, VRDN	8/9/02	$ 8,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.1% 9/29/14, VRDN	9/15/97	$ 3,900,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 13,664
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2014, the cost of investment securities for income tax purposes was $384,880,535.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

August 31, 2014

1.805776.110

NJS-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.5%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.3% 9/5/14, VRDN (b)(e)	$ 1,400,000	$ 1,400,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 9/5/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	2,500,000	2,500,000
		3,900,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.13% 9/2/14, VRDN (b)(e)	2,550,000	2,550,000
Series 1994, 0.13% 9/2/14, VRDN (b)(e)	1,200,000	1,200,000
		3,750,000
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev. Series 2008, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	18,800,000	18,800,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.09% 9/5/14, VRDN (b)(e)	8,000,000	8,000,000
Kentucky - 0.2%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.05% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	5,000,000	5,000,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.06% 9/5/14, VRDN (b)(e)	2,100,000	2,100,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.24% 9/5/14, VRDN (b)	600,000	600,000
Series 2010 B1, 0.27% 9/5/14, VRDN (b)	400,000	400,000
		3,100,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.3% 9/5/14, VRDN (b)(e)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.04% 9/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	$ 1,700,000	$ 1,700,000
Series 2008 C3, 0.06% 9/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	1,000,000	1,000,000
		2,700,000
New Jersey - 40.0%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	21,000,000	21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	3,900,000	3,900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.05% 9/5/14, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,945,000	14,945,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.07% 9/5/14, LOC Bank of New York, New York, VRDN (b)	43,995,000	43,995,000
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	24,000,000	24,000,000
Series Putters 4462, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	24,000,000	24,000,000
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.06% 9/2/14, LOC Bank of America NA, VRDN (b)	3,040,000	3,040,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.06% 9/5/14, LOC Citibank NA, VRDN (b)	19,600,000	19,600,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
(Natural Gas Co. Proj.):
Series 2011 B, 0.06% 9/2/14, VRDN (b)(e)	9,900,000	9,900,000
Series 2011 C, 0.06% 9/2/14, VRDN (b)(e)	36,300,000	36,300,000
(South Jersey Gas Co. Proj.) Series 2006-1, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000,000	25,000,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	10,290,000	10,290,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	10,450,000	10,450,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
(Cooper Health Sys. Proj.) Series 2008 A, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	$ 18,800,000	$ 18,800,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.08% 9/5/14, LOC Royal Bank of Canada, VRDN (b)(e)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.08% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Series 2006 A, 0.08% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	28,125,000	28,125,000
Participating VRDN:
Series BA D7, 0.05% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	2,670,000	2,670,000
Series Putters 3922, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,335,000	4,335,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 4729, 0.05% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	2,015,000	2,015,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.04% 9/5/14, LOC Bank of America NA, VRDN (b)	47,080,000	47,080,000
Series 2008 C, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	20,675,000	20,675,000
(Barnabas Health Proj.) Series 2011 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	34,910,000	34,910,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.04% 9/5/14, LOC PNC Bank NA, VRDN (b)	5,820,000	5,820,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	9,500,000	9,500,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	1,000,000	1,000,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	29,695,000	29,695,000
(Virtua Health Proj.):
Series 2009 D, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	11,300,000	11,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Virtua Health Proj.):
Series 2009 E, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	$ 4,000,000	$ 4,000,000
Series 2006 A6, 0.05% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	2,830,000	2,830,000
Series 2013 B, 0.03% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	24,760,000	24,760,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	37,005,000	37,005,000
Series 2008 F, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	88,425,000	88,425,000
Series 2013 5, 0.08% 9/5/14, LOC Citibank NA, VRDN (b)(e)	18,645,000	18,645,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	41,475,000	41,475,000
Series 2009 B, 0.04% 9/5/14, LOC PNC Bank NA, VRDN (b)	4,000,000	4,000,000
New Jersey Trans. Trust Fund Auth. Series 2009 D, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	108,575,000	108,575,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 9/5/14, VRDN (b)	1,300,000	1,300,000
Series 2012 A, 0.2% 9/5/14, VRDN (b)(e)	10,700,000	10,700,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.03% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	36,150,000	36,150,000
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.07% 9/5/14 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,140,000	7,140,000
Vineland Gen. Oblig. 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	22,540,000	22,540,000
		951,855,000
Pennsylvania, New Jersey - 10.7%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.04% 9/5/14, LOC Bank of America NA, VRDN (b)	49,170,000	49,170,000
Series 2008 B, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	51,445,000	51,445,000
Series 2010 A, 0.04% 9/5/14, LOC Royal Bank of Canada, VRDN (b)	35,500,000	35,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania, New Jersey - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.: - continued
Series 2010 B, 0.04% 9/5/14, LOC Barclays Bank PLC, VRDN (b)	$ 108,540,000	$ 108,540,000
Series 2010 C, 0.04% 9/5/14, LOC Bank of New York, New York, VRDN (b)	10,650,000	10,650,000
		255,305,000
New York - 0.8%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 9/5/14, LOC KeyBank NA, VRDN (b)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.13% 9/5/14, LOC RBS Citizens NA, VRDN (b)	3,600,000	3,600,000
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	12,200,000	12,200,000
		18,800,000
New York And New Jersey - 7.8%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.1% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	3,725,000	3,725,000
Series BC 11 17B, 0.06% 9/5/14 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	6,460,000	6,460,000
Series EGL 06 107 Class A, 0.1% 9/5/14 (Liquidity Facility Citibank NA) (b)(e)(f)	33,200,000	33,200,000
Series MS 3321, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (b)(e)(f)	4,170,000	4,170,000
Series Putters 1546, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,825,000	13,825,000
Series Putters 2945, 0.08% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,670,000	1,670,000
Series Putters 3114, 0.08% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,375,000	2,375,000
Series Putters 3162, 0.08% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	22,605,000	22,605,000
Series Putters 3172, 0.08% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,505,000	13,505,000
Series Putters 4001 Z, 0.08% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,155,000	7,155,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 4129, 0.08% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	$ 6,170,000	$ 6,170,000
Series Putters 4436Z, 0.08% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,675,000	1,675,000
Series RBC O 19, 0.07% 9/5/14 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,470,000	3,470,000
Series ROC 14086, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(e)(f)	2,160,000	2,160,000
Series ROC II R 11439, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,690,000	3,690,000
Series Solar 06 16, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	12,460,000	12,460,000
Series 1991 1, 0.13% 9/29/14, VRDN (b)(e)(g)	8,800,000	8,800,000
Series 1991 3, 0.13% 9/29/14, VRDN (b)(e)(g)	9,800,000	9,800,000
Series 1992 1, 0.1% 9/29/14, VRDN (b)(g)	6,800,000	6,800,000
Series 1995 3, 0.13% 9/29/14, VRDN (b)(e)(g)	9,400,000	9,400,000
Series 1995 4, 0.13% 9/29/14, VRDN (b)(e)(g)	10,500,000	10,500,000
Series 1997 2, 0.1% 9/29/14, VRDN (b)(g)	2,000,000	2,000,000
		185,615,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 9/5/14, LOC Cr. Industriel et Commercial, VRDN (b)	2,600,000	2,600,000
Pennsylvania - 0.2%
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.1% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	300,000	300,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.15% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,000,000	4,000,000
		4,300,000
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.09% 9/2/14, VRDN (b)	1,000,000	1,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.07% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	$ 5,000,000	$ 5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.06% 9/2/14, LOC Bank of America NA, VRDN (b)	1,500,000	1,500,000
		6,500,000
Texas - 0.5%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,100,000	1,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 9/2/14, VRDN (b)	4,100,000	4,100,000
Series 2004, 0.19% 9/5/14, VRDN (b)(e)	800,000	800,000
Series 2009 C, 0.19% 9/2/14, VRDN (b)	1,300,000	1,300,000
Series 2010 C, 0.19% 9/2/14, VRDN (b)	5,800,000	5,800,000
		13,100,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.23% 9/5/14, VRDN (b)(e)	1,650,000	1,650,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 9/5/14, VRDN (b)	600,000	600,000
		2,250,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,487,975,000)		1,487,975,000
Other Municipal Debt - 30.6%

Connecticut - 0.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.26% tender 9/25/14, CP mode	700,000	700,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.22% tender 9/16/14, CP mode	1,700,000	1,700,000
Series 2001 B, 0.26% tender 9/25/14, CP mode (e)	3,100,000	3,100,000
		4,800,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.32% tender 9/25/14, CP mode (e)	$ 700,000	$ 700,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.25% tender 9/25/14, CP mode	2,900,000	2,900,000
Series 1993 B, 0.37% tender 9/18/14, CP mode	1,600,000	1,600,000
		5,200,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.26% tender 9/25/14, CP mode (e)	3,200,000	3,200,000
Series 1990 A2, 0.32% tender 9/25/14, CP mode (e)	2,800,000	2,800,000
		6,000,000
New Jersey - 23.4%
Bergen County Gen. Oblig.:
BAN 1% 12/30/14	17,200,000	17,251,769
Bonds:
Series 2013 C, 2% 12/1/14	1,000,000	1,004,477
Series 2014, 2% 1/15/15	2,425,000	2,442,037
Borough of Woodland Park BAN 1% 6/5/15	6,425,000	6,460,497
Chatham Township Gen. Oblig. BAN 1% 7/17/15	4,822,750	4,855,121
Chester Township Gen. Oblig. BAN 1% 2/20/15	3,530,200	3,542,643
Clark Township Gen. Oblig. BAN 0.75% 3/20/15	11,236,000	11,268,507
Cliffside Park Gen. Oblig. BAN 1% 7/24/15	8,600,000	8,658,991
Clinton Township BAN 1.25% 1/29/15	6,144,000	6,165,936
Denville Township BAN 1.25% 10/16/14	6,000,000	6,006,857
Edgewater Gen. Oblig. BAN 1% 7/24/15	9,535,000	9,604,256
Englewood Gen. Oblig. BAN:
1% 5/1/15	17,440,000	17,535,772
1.25% 12/18/14	2,320,000	2,324,846
Essex County Gen. Oblig. BAN Series 2013 A, 1% 9/24/14	59,800,000	59,830,833
Essex County Impt. Auth. Rev. Bonds (Rfdg. Proj.) Series 2013, 2% 12/15/14	9,600,000	9,650,429
Fair Lawn Gen. Oblig. BAN 1.25% 9/19/14	8,100,000	8,103,823
Florham Park Gen. Oblig. BAN 1.25% 10/23/14	7,600,000	7,610,578
Hamilton Township Mercer County BAN:
Series 2014 B, 1% 6/11/15	23,700,000	23,850,267
0.75% 6/11/15	14,703,658	14,771,905
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Hoboken Gen. Oblig.:
BAN:
Series 2014 A, 1% 3/18/15	$ 24,100,000	$ 24,212,296
Series 2014 B, 1% 3/18/15	4,000,000	4,017,530
Bonds Series 2014, 1.25% 1/1/15	1,295,000	1,299,752
Hopatcong Borough Gen. Oblig. BAN 1% 9/15/14	9,991,405	9,994,233
Hopewell Township Gen. Oblig. BAN Series 2014, 1% 4/10/15	3,765,677	3,784,754
Jefferson Township Gen. Oblig. BAN 1% 6/25/15	6,436,914	6,480,806
JPMorgan Chase:
Bonds Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	20,000,000	20,000,000
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	24,000,000	24,000,000
Series Putters 4461, 0.1%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	24,000,000	24,000,000
Mahwah Township Gen. Oblig. BAN 1.25% 10/10/14	5,900,000	5,906,348
Middlesex County Gen. Oblig. Bonds Series 2006 A, 4.1% 1/1/15	1,100,000	1,114,598
Millburn Township Gen. Oblig. BAN:
1% 6/19/15	7,200,000	7,238,862
1.25% 2/6/15	5,103,781	5,122,922
Monmouth County Impt. Auth. Rev. BAN Series 2013, 2% 12/4/14 (Monmouth County Guaranteed)	9,400,000	9,443,476
Morris Plains BAN 1% 11/17/14	5,063,900	5,072,111
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2004, 5.375% 6/15/15 (Escrowed to Maturity)	4,400,000	4,580,664
Series 2011 GG, 4% 9/1/14 (Escrowed to Maturity)	2,000,000	2,000,000
4% 9/1/14 (Escrowed to Maturity)	1,050,000	1,050,000
New Jersey Edl. Facilities Auth. Rev. Bonds Series 2007 E, 5% 7/1/15	1,745,000	1,815,588
New Jersey Envir. Infrastructure Trust Bonds:
(Fing. Prog.) Series 2011 BR, 5% 9/1/15 (e)	1,000,000	1,048,140
Series 2005 A, 5% 9/1/14	930,000	930,000
North Brunswick Township Gen. Oblig. BAN Series 2014, 1% 8/3/15	24,000,000	24,191,852
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2013, 1.25% 10/1/14	25,400,000	25,421,858
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	24,500,000	24,575,117
Princeton Borough Gen. Oblig. BAN 1.25% 10/31/14	6,500,000	6,510,439
Randolph Township Gen. Oblig. BAN 1% 3/26/15	9,344,000	9,383,974
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Ridgewood Gen. Oblig. BAN 1% 6/18/15	$ 8,460,350	$ 8,516,700
Robbinsville Township Gen. Oblig. BAN Series 2014 A, 1% 8/3/15	14,222,026	14,333,089
Rockaway Township Gen. Oblig. BAN 1.25% 11/21/14	4,400,000	4,408,944
Scotch Plains Township BAN 1.25% 1/16/15	4,800,000	4,818,319
South River Borough Gen. Oblig. BAN 1.25% 12/17/14	13,200,000	13,229,257
Springfield Township Gen. Oblig. BAN 1% 8/7/15	8,075,000	8,129,759
Summit Gen. Oblig. BAN 5% 12/31/14	9,286,400	9,435,153
Township of Bridgewater BAN 1.25% 9/11/14	4,533,019	4,534,170
Verona Township Gen. Oblig. BAN 1% 7/24/15	6,618,000	6,664,578
Waldwick BAN 1% 1/15/15	5,229,400	5,242,511
Watchung Gen. Oblig. BAN 1.25% 2/27/15	4,800,000	4,822,047
		558,269,391
New York And New Jersey - 6.4%
Port Auth. of New York & New Jersey:
Bonds:
154th Series 5% 9/1/14	1,275,000	1,275,000
172nd Series, 3% 10/1/14 (e)	3,200,000	3,207,276
185th Series, 3% 9/1/15 (e)	3,800,000	3,907,903
Series A:
0.07% 9/4/14, CP (e)	18,370,000	18,370,000
0.07% 9/9/14, CP (e)	21,115,000	21,115,000
0.07% 9/18/14, CP (e)	3,400,000	3,400,000
0.07% 10/3/14, CP (e)	19,555,000	19,555,000
0.07% 10/22/14, CP (e)	7,000,000	7,000,000
0.08% 11/4/14, CP (e)	4,600,000	4,600,000
0.08% 11/13/14, CP (e)	7,400,000	7,400,000
0.09% 10/8/14, CP (e)	18,570,000	18,570,000
0.09% 10/16/14, CP (e)	5,900,000	5,900,000
Series B:
0.06% 10/20/14, CP	12,900,000	12,900,000
0.07% 11/13/14, CP	5,300,000	5,300,000
0.09% 12/11/14, CP	3,800,000	3,800,000
0.09% 12/18/14, CP	5,200,000	5,200,000
0.1% 10/15/14, CP	6,205,500	6,205,500
0.1% 10/8/14, CP	3,600,000	3,600,000
		151,305,679
Other Municipal Debt - continued
	Principal Amount	Value
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 9/17/14, CP mode (e)	$ 1,500,000	$ 1,500,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 9/18/14, CP mode (e)	900,000	900,000
TOTAL OTHER MUNICIPAL DEBT (Cost $728,675,070)		728,675,070
Investment Company - 6.9%
	Shares
Fidelity Municipal Cash Central Fund, 0.05% (c)(d) (Cost $163,768,000)	163,768,000	163,768,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,380,418,070)		2,380,418,070
NET OTHER ASSETS (LIABILITIES) - 0.0%		624,236
NET ASSETS - 100%		$ 2,381,042,306
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,460,000 or 0.3% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $115,300,000 or 4.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 20,000,000
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 10/10/14 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 24,000,000
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.1%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 24,000,000
Port Auth. of New York & New Jersey Series 1991 1, 0.13% 9/29/14, VRDN	6/18/91	$ 8,800,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 3, 0.13% 9/29/14, VRDN	12/3/03	$ 9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.1% 9/29/14, VRDN	2/14/92	$ 6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.13% 9/29/14, VRDN	9/15/95	$ 9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.13% 9/29/14, VRDN	8/9/02	$ 10,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.1% 9/29/14, VRDN	10/26/12 - 11/8/13	$ 2,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 87,602
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2014, the cost of investment securities for income tax purposes was $2,380,418,070.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 30, 2014